Condensed Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 3,407	$ 2,615
Cost of revenues		(8,172)	(3,410)
Cost of revenues - idle capacity		(7,567)	(16,725)
Gross loss		(12,332)	(17,520)
Operating expenses:
Research and development		1,078	5,504
Selling, general and administrative		13,573	29,471
Total operating expenses		14,651	34,975
Loss from operations		(26,983)	(52,495)
Other (expenses) income:
Other income		2,364	363
Interest income		47	597
Interest expense		(8,417)	(7,491)
Government grant		1,706	1,823
Loss on equity investment		(64)	(289)
Other expenses		(176)	(99)
Total other expenses, net		(4,540)	(5,096)
Loss before income taxes		(31,523)	(57,591)
Provision for income tax
Net loss		(31,523)	(57,591)
Net loss attributed to non-controlling interest		(9,901)	(17,765)
Net loss attributed to ordinary shareholders of Chijet Motor Company, Inc.		$ (21,622)	$ (39,826)
Basic net loss per share attributable to ordinary shareholders	[1],[2]	$ (3.93)	$ (7.71)
Diluted net loss per share attributable to ordinary shareholders	[1],[2]	$ (3.93)	$ (7.71)
Basic weighted average ordinary shares	[1],[2]	5,499,883	5,166,792
Diluted weighted average ordinary shares	[1],[2]	5,499,883	5,166,792
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 3,162	$ 2,056
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 245	$ 559

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).
[2]	Shares issuable upon exercise of warrants were excluded in calculating diluted loss per share.